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  SUPPLEMENT TO THE CLASS A PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                    CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S CLASS A PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

THE FOLLOWING SUPERSEDES THE DESCRIPTION OF PORTFOLIO INVESTMENTS FOUND ON PAGE 14 OF THE PROSPECTUS:

Under normal market conditions, the fund will invest at least 80% of net assets, plus any borrowings for investment purposes, in equity and debt securities of health sciences companies from at least three countries, including the U.S.

The fund's 80% investment policy is non-fundamental and may be changed by the Board of Directors of the fund to become effective upon at least 60 days' notice to shareholders prior to any such change.

OTHER CONTRARY INFORMATION IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION IS ALSO SUPERSEDED.

Dated:  May 31, 2002                                               CSGHA-16-0502
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                    SUPPLEMENT TO THE COMMON CLASS PROSPECTUS
                    AND STATEMENT OF ADDITIONAL INFORMATION

                    CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S COMMON CLASS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

THE FOLLOWING SUPERSEDES THE DESCRIPTION OF PORTFOLIO INVESTMENTS FOUND ON PAGE 15 OF THE PROSPECTUS:

Under normal market conditions, the fund will invest at least 80% of net assets, plus any borrowings for investment purposes, in equity and debt securities of health sciences companies from at least three countries, including the U.S.

The fund's 80% investment policy is non-fundamental and may be changed by the Board of Directors of the fund to become effective upon at least 60 days' notice to shareholders prior to any such change.

OTHER CONTRARY INFORMATION IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION IS ALSO SUPERSEDED.

Dated:  May 31, 2002                                              WPGHT-16-0502